Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2024
Financial assets at fair value through other comprehensive income [abstract]
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income

	December 31,	June 30,
	2023	2024
(in thousands)
Current assets
U.S. Treasury bills	$1,750	$—
U.S. Government agency bonds	3,953	—
Unlisted debt securities	6,943	—
	$12,646	$—

Schedule of Debt Investments Recognized in Profit or Loss and Other Comprehensive Income
The following amounts are related to our debt investments at FVOCI:

	Six Months Ended June 30,
	2023	2024
(In thousands)
Interest income recognized in profit and loss related to debt investments	$1,300	$100
Gains recognized in other comprehensive income related to debt investments	$222	$11